Prospectus Supplement                                              207808 10/03
dated October 6, 2003 to:
-------------------------------------------------------------------------------
PUTNAM VISTA FUND
Prospectuses dated November 30, 2002

Effective September 30, 2003, the third paragraph and table under the heading "Who manages the fund?" are replaced with the following:

The following team members coordinate the team's management of the fund's portfolio. Their experience as investment professionals over at least the last five years is shown.

-------------------------------------------------------------------------------
Portfolio members             Since   Experience
-------------------------------------------------------------------------------
Kevin M. Divney               2003    1997 - Present       Putnam Management
-------------------------------------------------------------------------------
Kenneth J. Doerr              2001    2000 - Present       Putnam Management
                                      Prior to Nov. 2000   Equinox Capital
                                                           Management
-------------------------------------------------------------------------------
Paul E. Marrkand              2003    1987 - Present       Putnam Management
-------------------------------------------------------------------------------
Justin M. Scott               2003    1988 - Present       Putnam Management
-------------------------------------------------------------------------------